THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 104.5%
	Shares	Value
CHINA — 104.5%
Communication Services — 2.6%
37 Interactive Entertainment Network Technology Group, Cl A	123,000	$324,921
Focus Media Information Technology, Cl A	731,772	649,496
		974,417
Consumer Discretionary — 7.2%
Autel Intelligent Technology, Cl A *	19,400	64,707
Beijing Roborock Technology, Cl A	18,000	715,263
Gree Electric Appliances of Zhuhai, Cl A	25,400	114,754
Hisense Home Appliances Group, Cl A	213,600	611,948
Midea Group, Cl A	98,940	759,078
Oppein Home Group, Cl A	26,600	260,038
Vatti, Cl A	226,900	197,883
		2,723,671
Consumer Staples — 16.6%
Anhui Gujing Distillery, Cl A	27,900	912,159
COFCO Sugar Holding, Cl A	311,800	360,817
Eastroc Beverage Group, Cl A	9,400	240,934
Guangdong Haid Group, Cl A	31,600	199,303
Inner Mongolia Yili Industrial Group, Cl A	53,100	199,481
Jiangsu King's Luck Brewery JSC, Cl A	108,685	744,094
Kweichow Moutai, Cl A	10,072	2,441,405
Luzhou Laojiao, Cl A	31,100	783,636
Mingchen Health, Cl A *	45,600	164,197
Wuliangye Yibin, Cl A	10,900	214,782
		6,260,808
Energy — 1.7%
China Petroleum & Chemical, Cl A	587,200	460,154
PetroChina, Cl A	185,800	184,219
		644,373
Financials — 22.0%
Agricultural Bank of China, Cl A	1,367,500	699,056
Bank of Changsha, Cl A	84,200	80,645
Bank of China, Cl A	336,100	188,332
Bank of Communications, Cl A	101,100	81,498
Bank of Hangzhou, Cl A	59,700	83,925
Bank of Jiangsu, Cl A	684,430	643,041
Bank of Ningbo, Cl A	77,800	219,723
China Construction Bank, Cl A	217,900	199,215
China Everbright Bank, Cl A	300,400	122,344
China Merchants Bank, Cl A	395,898	1,546,763
China Minsheng Banking, Cl A	447,115	234,841

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
China Pacific Insurance Group, Cl A	125,815	$420,173
China Zheshang Bank, Cl A	317,000	112,187
Guotai Junan Securities, Cl A	75,400	157,564
Huatai Securities, Cl A	89,419	175,181
Huaxia Bank, Cl A	247,400	195,263
Industrial & Commercial Bank of China, Cl A	410,300	275,431
Jiangsu Changshu Rural Commercial Bank, Cl A	137,200	123,123
Jiangsu Financial Leasing, Cl A	872,440	593,013
New China Life Insurance, Cl A	95,500	417,509
Ping An Insurance Group of China, Cl A	311,900	1,765,240
		8,334,067
Health Care — 6.2%
Aier Eye Hospital Group, Cl A	122,200	271,495
APT Medical, Cl A	5,940	324,086
Beijing Tongrentang, Cl A	27,300	205,883
Hualan Biological Engineering, Cl A	67,600	210,093
Shenzhen Mindray Bio-Medical Electronics, Cl A	26,356	1,075,619
Yunnan Baiyao Group, Cl A	27,600	190,509
		2,277,685
Industrials — 21.1%
Air China, Cl A *	178,700	184,206
Beijing New Building Materials, Cl A	193,900	636,113
China Eastern Airlines, Cl A *	150,700	82,116
China Railway Group, Cl A	542,500	432,744
China Southern Airlines, Cl A *	79,200	64,067
China State Construction Engineering, Cl A	421,600	284,793
Contemporary Amperex Technology, Cl A	32,984	756,252
Metallurgical Corp of China, Cl A	1,178,300	506,362
Nancal Technology, Cl A *	47,000	249,039
NARI Technology, Cl A	65,600	205,628
Shanghai Hanbell Precise Machinery, Cl A	97,200	303,861
Shanghai M&G Stationery, Cl A	20,100	105,996
Shenzhen Inovance Technology, Cl A	47,900	424,740
Spring Airlines, Cl A *	98,800	696,537
Sungrow Power Supply, Cl A	64,300	790,950
Weichai Power, Cl A	483,400	926,665
Xiamen C & D, Cl A	99,500	134,565
Yutong Bus, Cl A	443,445	825,162

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Industrials (continued)
Zhuzhou CRRC Times Electric, Cl A	53,200	$271,432
		7,881,228
Information Technology — 18.1%
Advanced Micro-Fabrication Equipment China, Cl A	16,107	347,448
Anker Innovations Technology, Cl A	26,900	334,711
BOE Technology Group, Cl A	603,700	330,650
Foxconn Industrial Internet, Cl A	147,200	312,567
Jiangsu Pacific Quartz, Cl A	37,115	452,848
Jinko Solar, Cl A	181,200	225,463
LONGi Green Energy Technology, Cl A	113,540	365,147
Luxshare Precision Industry, Cl A	78,200	378,337
NAURA Technology Group, Cl A	14,300	493,449
Newland Digital Technology, Cl A	102,400	282,008
Qingdao Gaoce Technology, Cl A	37,400	204,790
Shanghai Baosight Software, Cl A	41,400	283,729
Shenzhen Transsion Holdings, Cl A	48,974	951,886
TCL Technology Group, Cl A *	484,840	292,786
Will Semiconductor Shanghai, Cl A	21,900	328,196
Wuxi Autowell Technology, Cl A	16,000	203,354
Zhejiang Jingsheng Mechanical & Electrical, Cl A	126,799	785,126
Zhongji Innolight, Cl A	15,100	239,438
		6,811,933
Materials — 6.5%
Anhui Conch Cement, Cl A	33,200	105,187
Hengli Petrochemical, Cl A *	35,200	65,105
Inner Mongolia Xingye Silver&Tin Mining, Cl A	254,700	324,787
Jiangsu Changbao Steeltube, Cl A	264,300	202,291
Nanjing Cosmos Chemical, Cl A	54,150	473,240
Ningbo Boway Alloy Material, Cl A	77,000	167,937
Satellite Chemical, Cl A *	284,880	590,116
Shandong Hualu Hengsheng Chemical, Cl A	46,800	181,335
Wanhua Chemical Group, Cl A	9,200	99,253
Zijin Mining Group, Cl A	98,400	172,185
		2,381,436
Utilities — 2.5%
China Yangtze Power, Cl A	163,300	535,267
GD Power Development, Cl A	309,300	180,699
SDIC Power Holdings, Cl A	46,000	85,145

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Utilities (continued)
Sichuan Chuantou Energy, Cl A	77,400	$164,352
		965,463
TOTAL COMMON STOCK
(Cost $40,653,104)		39,255,081

TOTAL INVESTMENTS— 104.5%
(Cost $40,653,104)		$39,255,081

Percentages are based on Net Assets of $37,566,058.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

RAY-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value
BRAZIL — 2.8%
Banco do Brasil	12,200	$139,114
BB Seguridade Participacoes	58,300	403,861
Caixa Seguridade Participacoes S	42,100	111,802
TIM	69,300	255,795
Vibra Energia	42,300	198,194
		1,108,766

CZECH REPUBLIC — 0.3%
Moneta Money Bank	27,775	116,322

EGYPT — 0.2%
Eastern SAE	103,972	94,373

GREECE — 2.2%
JUMBO	9,662	268,110
Motor Oil Hellas Corinth Refineries	6,052	158,844
Mytilineos	3,241	131,393
OPAP	6,049	102,703
Piraeus Financial Holdings *	51,757	182,956
		844,006

HUNGARY — 1.5%
OTP Bank Nyrt	13,241	604,637

INDIA — 17.1%
3M India	711	318,779
Angel One	3,155	132,238
Aurobindo Pharma	8,696	113,280
Bharat Petroleum	25,898	140,252
Birlasoft	60,449	523,793
BSE	4,991	133,223
Cholamandalam Financial Holdings	19,488	243,571
Colgate-Palmolive India	6,698	203,619
Coromandel International	6,299	94,746
Dr Reddy's Laboratories	6,248	435,328
HCL Technologies	14,757	259,996
ICICI Bank	38,062	455,845
Indian Oil	88,253	137,713
ITC	45,880	254,779
Jindal Stainless	69,692	479,137
Marico	13,975	92,116
Maruti Suzuki India	795	98,426
Oil & Natural Gas	119,320	294,021
Persistent Systems	827	73,438
Procter & Gamble Hygiene & Health Care	1,672	348,933

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
Shriram Finance	12,286	$303,157
Sun Pharmaceutical Industries	5,015	75,903
Tata Motors, Cl A	40,332	251,694
Trent	5,667	208,047
Varun Beverages	25,358	376,925
Zensar Technologies	50,476	370,410
Zydus Lifesciences	31,886	264,089
		6,683,458

INDONESIA — 1.7%
Bank Mandiri Persero	220,400	86,602
Bank Negara Indonesia Persero	468,500	163,551
Bank Rakyat Indonesia Persero	722,700	268,718
Unilever Indonesia	648,400	148,656
		667,527

MALAYSIA — 0.7%
TIME dotCom	219,300	257,719

MEXICO — 4.6%
Coca-Cola Femsa ADR	1,095	103,631
Fomento Economico Mexicano	15,900	207,932
Grupo Comercial Chedraui	27,100	164,461
Grupo Mexico	16,700	93,073
Kimberly-Clark de Mexico, Cl A	117,500	264,010
Qualitas Controladora	79,300	805,058
Wal-Mart de Mexico	33,500	141,224
		1,779,389

PHILIPPINES — 0.7%
Manila Electric	20,010	144,180
Metropolitan Bank & Trust	158,030	146,401
		290,581

POLAND — 1.8%
Powszechny Zaklad Ubezpieczen	49,959	600,563
Tauron Polska Energia *	103,258	98,052
		698,615

ROMANIA — 0.5%
NEPI Rockcastle	26,526	183,314

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
RUSSIA (continued)
Severstal PAO *(A)	11,625	$–
		–

SAUDI ARABIA — 3.7%
Bupa Arabia for Cooperative Insurance	6,893	391,890
Cooperative Insurance	6,137	213,404
Elm	1,152	250,368
Etihad Etisalat	4,799	63,219
Leejam Sports JSC	4,945	266,634
Saudi Aramco Base Oil	3,154	119,095
Saudi Telecom	12,474	134,553
		1,439,163

SOUTH AFRICA — 4.4%
Bid	5,385	125,633
FirstRand	30,982	124,538
Investec	15,393	105,712
Old Mutual	288,068	205,723
OUTsurance Group	70,572	162,851
Sanlam	151,337	602,452
Standard Bank Group	18,344	208,743
Vodacom Group	16,352	94,781
Woolworths Holdings	24,779	97,829
		1,728,262

SOUTH KOREA — 22.4%
Amorepacific *	1,626	183,065
Celltrion	1,254	196,196
DB Insurance	3,847	250,015
GS Holdings	4,152	131,856
Hana Financial Group	7,921	266,924
Hankook Tire & Technology *	6,369	224,515
Hanmi Pharm *	292	79,844
HD Hyundai	1,682	82,670
HD Korea Shipbuilding & Offshore Engineering *	3,584	336,444
Hyundai Glovis	1,603	238,353
Hyundai Mobis	1,467	269,958
Industrial Bank of Korea *	25,235	232,384
JYP Entertainment	2,447	192,469
KB Financial Group	5,803	243,763
Kia *	12,952	1,005,668
Korea Electric Power *	5,827	85,511
Korea Investment Holdings *	3,517	167,398

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA (continued)
Krafton *	448	$67,344
LG Uplus	17,857	141,841
Meritz Financial Group *	8,819	404,692
NH Investment & Securities *	12,577	100,878
Samsung Electronics	39,103	2,383,404
Samsung Securities *	5,260	157,240
SK Square *	4,030	164,592
SK Telecom	5,002	194,580
SOLUM *	33,120	702,055
Woori Financial Group	26,187	264,330
		8,767,989

TAIWAN — 23.5%
Accton Technology	18,000	306,740
Asustek Computer	18,000	287,092
Cathay Financial Holding	120,000	178,883
Cheng Shin Rubber Industry	56,000	81,928
Chicony Electronics	77,000	439,061
CTBC Financial Holding	94,000	86,831
Elan Microelectronics	62,000	328,278
Fubon Financial Holding	45,000	95,013
Getac Holdings	95,000	343,592
Hon Hai Precision Industry	97,000	330,281
Inventec	52,000	89,461
Lite-On Technology	83,000	316,417
Makalot Industrial	38,000	438,931
Micro-Star International	23,000	152,881
Novatek Microelectronics	10,000	168,456
Pegatron	99,000	281,608
President Chain Store	11,000	96,593
Quanta Computer	20,000	146,299
Radiant Opto-Electronics	65,000	281,683
Taiwan Fertilizer	128,000	281,938
Taiwan Semiconductor Manufacturing	188,000	3,632,525
Tripod Technology	68,000	432,056
Wistron	74,000	237,741
WT Microelectronics	37,000	135,628
		9,169,916

THAILAND — 3.8%
Advanced Info Service	40,800	259,389
Bangchak	260,000	331,356
Bumrungrad Hospital	24,500	159,350

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
THAILAND (continued)
Intouch Holdings	37,600	$78,764
Krung Thai Bank	203,900	109,917
PTT	139,100	145,692
PTT Oil & Retail Business	276,200	154,557
Thai Oil	114,400	180,151
Thanachart Capital	43,500	63,085
		1,482,261

TURKEY — 1.1%
Ford Otomotiv Sanayi	9,762	244,430
Tofas Turk Otomobil Fabrikasi	24,302	172,798
		417,228

UNITED ARAB EMIRATES — 3.4%
Abu Dhabi National Hotels	684,867	174,352
Air Arabia PJSC	390,525	299,852
Americana Restaurants International	151,741	129,317
Emaar Development PJSC	107,661	209,591
Emaar Properties PJSC	82,803	178,558
Emirates NBD Bank PJSC	74,578	351,290
		1,342,960

TOTAL COMMON STOCK
(Cost $35,200,495)		37,676,486

PREFERRED STOCK — 4.2%

BRAZIL — 2.2%
Banco Bradesco (B)	31,200	109,768
Gerdau (B)	15,900	77,772
Itau Unibanco Holding (B)	32,700	228,676
Itausa (B)	211,530	451,574
		867,790

COLOMBIA — 0.8%
Bancolombia (B)	37,819	292,087

SOUTH KOREA — 1.2%
Hyundai Motor (B)	5,154	455,970

TOTAL PREFERRED STOCK
(Cost $1,412,543)		1,615,847

TOTAL INVESTMENTS— 100.6%
(Cost $36,613,038)		$39,292,333

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

Percentages are based on Net Assets of $39,069,809.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
PJSC — Public Joint Stock Company

RAY-QH-002-0500

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.3%
	Shares	Value
AUSTRALIA — 3.9%
Cochlear	727	$148,161
Data#3	103,062	593,539
Emerald Resources NL *	203,585	418,139
Helia Group	146,127	433,738
Inghams Group	192,362	519,784
Pro Medicus	2,322	151,835
		2,265,196

BERMUDA — 0.8%
SiriusPoint *	40,081	464,940

BRAZIL — 1.7%
Adecoagro	17,402	193,162
MercadoLibre *	525	825,059
		1,018,221

CANADA — 2.1%
Celestica *	8,700	256,064
CES Energy Solutions	41,646	108,963
Constellation Software	192	478,365
Fairfax Financial Holdings	291	269,794
Trican Well Service	45,387	141,813
		1,254,999

DENMARK — 0.6%
Novo Nordisk, Cl B	1,806	186,826
Pandora	1,127	155,848
		342,674

FINLAND — 0.3%
Kempower *	5,894	207,175

FRANCE — 1.3%
ESI Group *	2,577	438,391
Gaztransport Et Technigaz	1,698	224,897
Verallia	2,423	93,306
		756,594

GEORGIA — 0.5%
TBC Bank Group	8,177	294,999

GERMANY — 3.1%
Atoss Software	4,991	1,152,287
Bayerische Motoren Werke	2,921	325,186
Nemetschek	1,082	93,802
SAF-Holland	7,917	132,932

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
GERMANY (continued)
TeamViewer *	7,046	$109,435
		1,813,642

HONG KONG — 0.3%
NWS Holdings	167,222	157,616

INDONESIA — 1.0%
First Pacific	1,485,996	591,844

ISRAEL — 0.3%
Check Point Software Technologies *	1,036	158,290

JAPAN — 3.9%
Capcom	2,600	84,023
Chubu Electric Power	9,137	118,053
ENEOS Holdings	31,400	124,816
Hokuriku Electric Power *	38,875	202,289
Kansai Electric Power	10,284	136,556
Konami Group	1,700	89,027
Megmilk Snow Brand	18,400	275,909
Nintendo	2,016	105,233
Oracle Japan	1,600	123,365
Saizeriya	21,100	752,823
Shionogi	2,900	139,837
Subaru	8,400	154,081
		2,306,012

NETHERLANDS — 3.1%
Koninklijke KPN	42,911	147,799
Koninklijke Philips *	8,804	205,060
Shell	41,228	1,357,173
VEON ADR *	6,590	129,823
		1,839,855

NEW ZEALAND — 0.2%
Xero *	1,627	124,674

SINGAPORE — 1.4%
BW LPG	41,764	622,202
Grab Holdings, Cl A *	53,000	178,610
		800,812

SWEDEN — 3.1%
Betsson, Cl B	60,994	656,673
BoneSupport Holding *	10,717	200,136

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SWEDEN (continued)
Camurus *	17,880	$954,513
		1,811,322

SWITZERLAND — 1.2%
Logitech International	1,794	170,011
Novartis	3,292	331,957
UBS Group	6,527	202,406
		704,374

UNITED KINGDOM — 3.5%
4imprint Group	8,266	481,562
BAE Systems	14,064	199,098
Centrica	82,244	147,464
Domino's Pizza Group	135,684	651,748
InterContinental Hotels Group	1,781	160,972
Rolls-Royce Holdings *	104,798	400,387
		2,041,231

UNITED STATES — 69.0%
A O Smith	1,570	129,431
AbbVie	1,794	278,016
Adobe *	767	457,592
Airbnb, Cl A *	1,802	245,324
Albertsons, Cl A	3,963	91,149
Alphabet, Cl A *	2,127	297,121
Alphabet, Cl C *	1,681	236,903
Altria Group	19,902	802,847
Amazon.com *	9,214	1,399,975
Aon, Cl A	955	277,924
Appfolio, Cl A *	471	81,596
Apple	13,713	2,640,164
Arch Capital Group *	3,941	292,698
Arista Networks *	2,429	572,054
Assurant	602	101,431
Atlassian, Cl A *	1,756	417,682
Autodesk *	2,438	593,604
BellRing Brands *	1,612	89,353
Booking Holdings *	413	1,465,002
Broadridge Financial Solutions	657	135,178
Bunge Global	1,753	176,965
Cardinal Health	2,229	224,683
Cboe Global Markets	1,160	207,129
Cencora, Cl A	1,946	399,670

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Chipotle Mexican Grill, Cl A *	70	$160,087
Chubb	3,106	701,956
Cisco Systems	25,538	1,290,180
Clorox	1,368	195,063
Colgate-Palmolive	1,116	88,957
Corcept Therapeutics *	18,968	616,081
Costco Wholesale	2,463	1,625,777
Cricut, Cl A	68,692	452,680
Deckers Outdoor *	322	215,235
Dell Technologies, Cl C	2,661	203,566
DocuSign, Cl A *	2,305	137,032
Dropbox, Cl A *	5,413	159,575
eBay	6,192	270,095
Electronic Arts	1,070	146,387
Eli Lilly	2,676	1,559,894
Extreme Networks *	24,965	440,383
F&G Annuities & Life	16,959	780,114
F5 *	662	118,485
Fair Isaac *	295	343,383
Fidelity National Financial	2,815	143,621
Fortinet *	7,383	432,127
Goldman Sachs Group	562	216,803
Humana	1,327	607,514
Incyte *	2,164	135,878
Intel	9,325	468,581
InterDigital	4,107	445,774
J M Smucker	1,196	151,150
John B Sanfilippo & Son	1,528	157,445
Kimberly-Clark	4,214	512,043
Loews	2,205	153,446
Manhattan Associates *	698	150,293
Marathon Petroleum	602	89,313
Mastercard, Cl A	1,286	548,492
McKesson	1,512	700,026
Merck	1,406	153,282
Meta Platforms, Cl A *	4,835	1,711,396
Microsoft	3,972	1,493,631
Molina Healthcare *	651	235,213
Molson Coors Beverage, Cl B	2,118	129,643
Monday.com *	525	98,600
NetApp	2,307	203,385
NewMarket	276	150,649

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
NVIDIA	5,140	$2,545,431
Oceaneering International *	8,898	189,349
O'Reilly Automotive *	474	450,338
Otis Worldwide	1,454	130,089
PACCAR	1,715	167,470
Palo Alto Networks *	1,892	557,913
Procter & Gamble	1,227	179,805
Progressive	535	85,215
PulteGroup	2,581	266,411
Remitly Global *	7,716	149,845
Splunk *	1,793	273,164
Steelcase, Cl A	25,281	341,799
Stellantis	28,904	675,297
Sterling Infrastructure *	2,015	177,179
Titan Cement International	31,869	748,091
TJX	4,348	407,886
Tradeweb Markets, Cl A	1,293	117,508
UnitedHealth Group	699	368,002
VeriSign *	1,056	217,494
Verisk Analytics, Cl A	1,617	386,236
Vertex Pharmaceuticals *	1,786	726,705
Vistra	4,983	191,945
Vita Coco *	9,623	246,830
Walmart	925	145,826
Weatherford International *	2,682	262,380
WW Grainger	271	224,575
		40,439,509

TOTAL COMMON STOCK
(Cost $52,880,100)		59,393,979

WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028	200	–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 101.3%
(Cost $52,880,100)		$59,393,979

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF DECEMBER 31, 2023 (UNAUDITED)

Percentages are based on Net Assets of $58,605,000.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RAY-QH-003-0500